Business Combination (Tables)	12 Months Ended
Dec. 31, 2016
Business Combination
Summary of unaudited pro forma results of operations

	Years ended December 31,
	2014	2015
	(Unaudited)	(Unaudited)
	RMB	RMB
Pro forma revenue	4,762,499	6,997,299
Pro forma income from operations	637,460	1,599,022
Pro forma net income attributable to the Group	434,133	1,154,382
Pro forma net income per share
Basic	0.72	1.86
Diluted	0.72	1.86

2014 Acquisitions of Network Partners
Business Combination
Schedule of considerations, fair value of assets acquired and goodwill resulted from acquisitions

	Henan	Sichuan	Hubei	Beijing	Guangdong and Hunan(1)	Total
Consideration:
Ordinary shares	70,390	70,390	234,399	758,100	1,245,903	2,379,182
Cash	953	5,170	6,804	2,044	49,519	64,490

Total	71,343	75,560	241,203	760,144	1,295,422	2,443,672
Fair value of fixed assets acquired	953	5,170	6,804	2,044	49,519	64,490

Goodwill	70,390	70,390	234,399	758,100	1,245,903	2,379,182

(1)There are three entities in Guangdong, namely, Shenzhen Chengxin ZTO Industrial Co., Ltd., Guangzhou Xin ZTO Express Co., Ltd. and Dongguan Kaisheng ZTO Express Co., Ltd. The three network partners in Guangdong and one network partner in Hunan were owned by the same group of shareholders.

2015 Acquisitions of Network Partners
Business Combination
Schedule of considerations, fair value of assets acquired and goodwill resulted from acquisitions

2015
RMB
Consideration:
Ordinary shares	1,281,015
Cash	57,673

Total	1,338,688
Fair value of the Group’s existing equity interests at the time of acquisition	431,022
Less: Fair value of fixed assets acquired	57,673

Goodwill	1,712,037